Pension and Other Post-Employment Benefits - Schedule of Changes in Present Value of Defined Benefit Obligation and Other Post-Employment Benefits (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	€ 7	€ 17
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(71)	(498)
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Opening balance	3,249	2,996
Current service cost	34	32
Interest cost	66	79
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	(7)	(17)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	71	498
Participants' contributions	2	1
Benefits paid	(189)	(148)
Past service cost		2
Effect of curtailment or settlement	(3)	(2)
Exchange rate differences	(83)	(192)
Closing balance	3,140	3,249
Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Opening balance	87	98
Current service cost	(3)	(25)
Interest cost	3	3
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	9	10
Benefits paid	(1)	(1)
Exchange rate differences	(8)	2
Closing balance	€ 87	€ 87